Schedule of Investments (unaudited)
July 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.
 Western Asset High Income Fund II Inc.

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 108.9%
Communication Services — 18.1%
Diversified Telecommunication Services — 6.0%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	2,240,000	$1,420,148 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,500,000	2,843,419 (a)(b)
Altice France Lux 3/Altice Holdings 1, Senior Notes	10.000%	1/15/33	934,000	917,549 (a)
Altice France SA, Senior Secured Notes	9.500%	11/1/29	920,455	933,919 (a)
Altice France SA, Senior Secured Notes	6.500%	4/15/32	1,905,489	1,845,737 (a)
Altice France SA, Senior Secured Notes	6.875%	7/15/32	396,342	385,042 (a)
Galaxy Helios Data Centers II LLC, Senior Secured Notes	9.875%	8/1/31	3,510,000	3,523,251 (a)(b)
Level 3 Financing Inc., Senior Notes	8.500%	1/15/36	2,480,000	2,582,156 (a)(b)
Telecom Argentina SA, Senior Notes	9.500%	7/18/31	920,000	997,418 (a)
Telecom Argentina SA, Senior Notes	9.250%	5/28/33	1,100,000	1,180,334 (a)
Turk Telekomunikasyon AS, Senior Notes	7.375%	5/20/29	1,670,000	1,692,846 (a)
WULF Compute LLC, Senior Secured Notes	7.750%	10/15/30	2,060,000	2,142,116 (a)(b)
Yondr JK 1 LLC, Senior Secured Notes	6.875%	6/30/31	1,410,000	1,344,292 (a)(b)
Total Diversified Telecommunication Services				21,808,227
Entertainment — 1.2%
Discovery Global Holdings Inc., Senior Notes	5.050%	3/15/42	3,700,000	2,580,750
Discovery Global Holdings Inc., Senior Notes	5.141%	3/15/52	610,000	389,223
OAK-Eagle Acquireco Inc., Senior Notes	8.750%	7/1/34	320,000	337,309 (a)
OAK-Eagle Acquireco Inc., Senior Secured Notes	6.250%	7/1/33	620,000 EUR	749,027 (a)
Pioneer Opco LLC, Senior Secured Notes	7.000%	5/15/33	400,000	404,365 (a)(b)
Total Entertainment				4,460,674
Media — 6.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	1,500,000	1,277,383 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	900,000	735,762 (a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	4,940,000	4,703,002 (a)(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	1,080,000	590,277 (b)
Clear Channel Outdoor Holdings Inc., Senior Secured Notes	7.125%	2/15/31	1,260,000	1,300,427 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	10.000%	2/15/31	1,350,000	1,411,951 (a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	9.250%	6/1/32	2,560,000	2,622,106 (a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,520,000	1,378,701 *(c)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	5,051,707	5,467,173 (b)
Getty Images Inc., Senior Secured Notes	11.250%	2/21/30	160,000	125,631 (a)
Nexstar Media Inc., Senior Secured Notes	6.500%	9/15/33	1,350,000	1,344,255 (a)(b)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	1,090,000	1,124,476 (a)(b)
VZ Secured Financing BV, Senior Secured Notes	7.500%	1/15/33	800,000	719,109 (a)(b)
Total Media				22,800,253
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 4.6%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	770,000	$449,139 (a)(b)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	740,000	424,043 (a)(b)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,220,000	1,258,820 (a)(b)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,330,000	503,862 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,430,000	3,041,649 (a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,296,685 (b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	6,017,278
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	350,000	278,911 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	2,950,000	2,335,392 (a)(b)
Total Wireless Telecommunication Services				16,605,779

Total Communication Services				65,674,933
Consumer Discretionary — 19.7%
Automobile Components — 3.1%
American Axle & Manufacturing Inc., Senior Notes	7.750%	10/15/33	2,410,000	2,374,927 (a)
Clarios Global LP/Clarios US Finance Co., Senior Secured Notes	6.750%	2/15/30	1,300,000	1,333,683 (a)(b)
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	840,000	873,707 (a)(b)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	2,210,000	2,279,856 (a)
ZF North America Capital Inc., Senior Notes	6.750%	4/23/30	840,000	834,246 (a)(b)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	1,450,000	1,461,134 (a)(b)
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	2,210,000	2,172,517 (a)(b)
Total Automobile Components				11,330,070
Automobiles — 2.0%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	1,300,000 GBP	964,184 (a)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	410,000	431,382 (b)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,110,000	1,007,699 (b)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	5,750,000	4,841,270 (a)(b)
Total Automobiles				7,244,535
Broadline Retail — 0.8%
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	2,240,000	2,393,080 (a)(b)
Prosus NV, Senior Notes	4.193%	1/19/32	600,000	563,834 (d)
Total Broadline Retail				2,956,914
Diversified Consumer Services — 0.2%
IPD 3 BV, Senior Secured Notes	5.500%	6/15/31	320,000 EUR	355,961 (a)
IPD 3 BV, Senior Secured Notes (3 mo. EURIBOR + 3.375%)	5.776%	6/15/31	230,000 EUR	262,175 (a)(e)
Total Diversified Consumer Services				618,136
Hotels, Restaurants & Leisure — 8.3%
Carnival Ltd., Senior Notes	1.000%	10/28/29	6,990,000 EUR	7,418,369 (b)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	3,770,000	3,688,983 (a)(b)
Gaia Purchaser Inc., Senior Secured Notes	7.625%	7/15/33	730,000	732,628 (a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,240,000	1,199,622 (a)(b)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	1,210,000	1,168,670 (a)(b)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	3,000,000	3,019,617 (a)(b)
Pinnacle Bidco PLC, Senior Secured Notes	10.000%	10/11/28	1,900,000 GBP	2,651,542 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Rivers Enterprise Borrower LLC, Senior Secured Notes	6.250%	10/15/30	1,830,000	$1,838,916 (a)(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	2,620,000	2,477,292 (b)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,250,000	2,225,112 (a)(b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	800,000	776,397 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	5.125%	10/1/29	2,170,000	2,154,075 (a)(b)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	510,000	534,726 (a)
Total Hotels, Restaurants & Leisure				29,885,949
Household Durables — 0.6%
Dream Finders Homes Inc., Senior Notes	6.875%	9/15/30	1,360,000	1,328,569 (a)(b)
Newell Brands Inc., Senior Notes	8.500%	6/1/28	820,000	856,342 (a)
Total Household Durables				2,184,911
Specialty Retail — 4.7%
Gee Automotive Holdings LLC, Senior Notes	7.250%	3/1/31	1,340,000	1,351,095 (a)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	11.500%	8/15/29	1,500,000	1,578,093 (a)(b)
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	2,480,000	2,408,008 (a)(b)
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	5,950,000	5,829,100 (a)(b)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	1,380,000	1,385,444 (a)
PetSmart LLC/PetSmart Finance Corp., Senior Notes	10.000%	9/15/33	1,310,000	1,304,353 (a)(b)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	4/1/32	1,840,000	1,876,065 (b)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,418,000	1,408,425 (a)(b)
Total Specialty Retail				17,140,583

Total Consumer Discretionary				71,361,098
Consumer Staples — 1.4%
Beverages — 0.6%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Senior Notes	5.250%	4/27/29	2,150,000	2,103,661 (a)(b)
Food Products — 0.8%
Grupo Nutresa SA, Senior Notes	8.000%	5/12/30	1,410,000	1,488,960 (a)(b)
TKC Holdings Inc., Senior Secured Notes	8.500%	8/15/30	1,460,000	1,493,360 (a)(b)
Total Food Products				2,982,320

Total Consumer Staples				5,085,981
Energy — 20.2%
Energy Equipment & Services — 1.6%
Beusa Investments LLC, Senior Notes	7.000%	8/1/31	1,260,000	1,232,059 (a)(b)
Nabors Industries Inc., Senior Notes	8.875%	8/15/31	1,920,000	1,976,984 (a)(b)
Oceaneering International Inc., Senior Notes	6.875%	7/15/34	990,000	1,013,466 (a)(b)
WBI Operating LLC, Senior Notes	6.500%	10/15/33	1,520,000	1,518,222 (a)
Total Energy Equipment & Services				5,740,731
Oil, Gas & Consumable Fuels — 18.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	500,000	513,957 (a)
Chord Energy Corp., Senior Notes	6.000%	10/1/30	260,000	260,972 (a)(b)
Chord Energy Corp., Senior Notes	6.750%	3/15/33	2,350,000	2,394,892 (a)(b)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	240,000	238,237 (b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	740,000	$743,849 (a)(b)
Crescent Energy Finance LLC, Senior Notes	8.375%	1/15/34	2,590,000	2,673,841 (a)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,350,000	1,868,067 (b)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,360,000	1,050,253 (b)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	8/17/26	950,000	950,266 (e)(f)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. Term SOFR + 4.417%)	6.625%	2/15/28	751,000	754,040 (e)(f)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	3,440,000	3,370,211 (a)(b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	20,000	20,994 (a)
Howard Midstream Energy Partners LLC, Senior Notes	7.375%	7/15/32	1,360,000	1,406,668 (a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,189,828 (b)
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.501%	9/30/29	927,027	933,451 (a)(e)(g)(h)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,155,740 (a)(b)
Northern Oil & Gas Inc., Senior Notes	7.875%	10/15/33	1,810,000	1,812,744 (a)(b)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,330,000	1,342,001 (b)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,620,000	5,517,013 (b)
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,750,000	1,502,830 (a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,000,000	716,695 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	1,000,000	870,314
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	5,220,000	4,280,462 (b)
Rockies Express Pipeline LLC, Senior Notes	6.750%	3/15/33	470,000	478,125 (a)(b)
Saturn Oil & Gas Inc., Senior Notes	8.500%	7/30/31	2,160,000	2,167,327 (a)
Summit Midstream Holdings LLC, Senior Secured Notes	8.625%	10/31/29	620,000	644,218 (a)(b)
Sunoco LP, Junior Subordinated Notes (7.875% to 9/18/30 then 5 year Treasury Constant Maturity Rate + 4.230%)	7.875%	9/18/30	2,551,000	2,616,581 (a)(b)(e)(f)
Venture Global LNG Inc., Junior Subordinated Notes (9.000% to 9/30/29 then 5 year Treasury Constant Maturity Rate + 5.440%)	9.000%	9/30/29	4,900,000	4,883,463 (a)(b)(e)(f)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	2,290,000	2,439,177 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	1,040,000	1,073,156 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	960,000	1,064,517 (a)(b)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	740,000	774,944 (a)(b)
Vermilion Energy Inc., Senior Notes	6.875%	5/1/30	1,110,000	1,105,789 (a)(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,540,000	1,290,074 (b)
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	7,627,000	6,360,135 (i)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000	860,808 (b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000	3,725,972 (i)
YPF SA, Senior Notes	6.950%	7/21/27	670,000	673,902 (a)
Total Oil, Gas & Consumable Fuels				67,725,513

Total Energy				73,466,244
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 12.1%
Banks — 4.9%
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	1,400,000	$1,404,529 (e)(f)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,167,324 (b)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (7.200% to 4/17/36 then 5 year Treasury Constant Maturity Rate + 2.942%)	7.200%	4/17/36	700,000	695,343 (a)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	2,620,000	2,734,837 (a)(b)(e)(f)
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	680,000	683,539 (e)(f)
Citigroup Inc., Junior Subordinated Notes (6.875% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.875%	8/15/30	330,000	333,407 (b)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	2,670,000	2,651,408 (b)(e)(f)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	1,730,000	1,952,513 (b)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	880,000	876,859 (b)(e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	4,320,000	4,560,412 (b)(e)(f)
Ueno Bank SA, Senior Notes	6.700%	3/6/31	920,000	845,728 (a)
Total Banks				17,905,899
Capital Markets — 1.8%
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	1,500,000	1,390,162 (a)(b)
Credit Suisse AG AT1 Claim	—	—	14,780,000	0 *(g)(h)(j)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.500% to 8/10/31 then 5 year Treasury Constant Maturity Rate + 2.175%)	6.500%	8/10/31	1,150,000	1,141,934 (e)(f)
StoneX Escrow Issuer LLC, Secured Notes	6.875%	7/15/32	1,000,000	1,015,755 (a)(b)
StoneX Group Inc., Secured Notes	7.875%	3/1/31	1,540,000	1,605,087 (a)(b)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	1,440,000	1,542,899 (a)(b)(e)(f)
Total Capital Markets				6,695,837
Consumer Finance — 0.8%
FirstCash Inc., Senior Notes	6.875%	3/1/32	790,000	802,339 (a)(b)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.503%	1/15/56	1,930,000	1,913,316 (a)(e)
Total Consumer Finance				2,715,655
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financial Services — 2.1%
Capstone Borrower Inc., Senior Secured Notes	8.000%	6/15/30	610,000	$593,968 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	2,030,000	2,096,204 (a)(b)
Rocket Cos. Inc., Senior Notes	6.125%	8/1/30	540,000	544,672 (a)(b)
Rocket Cos. Inc., Senior Notes	6.500%	6/15/34	1,010,000	1,019,246 (a)(b)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	1,190,000	1,234,845 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	970,000	916,218 (a)(b)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	8.750%	1/15/32	1,310,000	1,290,704 (a)(b)
Total Financial Services				7,695,857
Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes	6.750%	7/1/32	540,000	496,617 (a)(b)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Senior Notes	7.875%	11/1/29	1,300,000	1,317,635 (a)
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	2,080,000	2,105,867 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000	1,198,970 (a)(b)
Total Insurance				5,119,089
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Arbor Realty SR Inc., Senior Notes	8.500%	12/15/28	2,160,000	2,072,492 (a)(b)
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,820,000	1,877,607 (a)(b)
Total Mortgage Real Estate Investment Trusts (REITs)				3,950,099

Total Financials				44,082,436
Health Care — 8.1%
Health Care Providers & Services — 4.2%
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	2,570,000	2,480,681 (a)(b)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	610,000	514,499 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	2,448,000	2,585,201 (a)
CHS/Community Health Systems Inc., Senior Secured Notes	9.750%	1/15/34	1,110,000	1,125,886 (a)
HCA Inc., Senior Notes	7.500%	11/15/95	2,205,000	2,292,982 (b)
LifePoint Health Inc., Senior Secured Notes	7.000%	5/1/34	1,690,000	1,579,779 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	1,290,000	1,337,611 (a)(b)
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	1,260,000	1,276,899 (a)
Tenet Healthcare Corp., Senior Notes	6.875%	11/15/31	1,810,000	1,921,974 (b)
Total Health Care Providers & Services				15,115,512
Pharmaceuticals — 3.9%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	5,232,000	5,352,666 (a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	650,000	646,750 (a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	310,000	243,737 (a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	1,060,000	986,586 (a)(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,500,000	2,492,535 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	2,700,000	2,693,505 (b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	1,380,000	$1,406,468 (b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	480,000	354,073 (b)
Total Pharmaceuticals				14,176,320

Total Health Care				29,291,832
Industrials — 11.5%
Aerospace & Defense — 0.4%
Bombardier Inc., Senior Notes	7.250%	7/1/31	500,000	521,410 (a)(b)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,000,000	1,007,511 (a)(b)
Total Aerospace & Defense				1,528,921
Air Freight & Logistics — 0.5%
GB AIT Buyer Inc., Senior Notes	8.750%	4/30/34	1,640,000	1,629,727 (a)
Building Products — 0.7%
Masterbrand Inc., Senior Notes	7.000%	7/15/32	520,000	520,687 (a)(b)
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	1,960,000	1,985,478 (a)
Total Building Products				2,506,165
Commercial Services & Supplies — 3.4%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	3,310,000	3,438,521 (b)
GEO Group Inc., Senior Notes	10.250%	4/15/31	2,080,000	2,244,382
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	990,000	1,032,716 (b)
Neptune Bidco US Inc., Senior Secured Notes	10.375%	5/15/31	1,160,000	1,215,511 (a)(b)
Neptune Bidco US Inc., Senior Secured Notes	9.500%	2/15/33	1,860,000	1,897,059 (a)
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	2,530,000	2,624,308 (a)
Total Commercial Services & Supplies				12,452,497
Construction & Engineering — 1.4%
Arcosa Inc., Senior Notes	6.875%	8/15/32	640,000	660,447 (a)(b)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS, Senior Secured Notes	7.875%	2/3/30	1,700,000	1,736,732 (a)
Tutor Perini Corp., Senior Notes	6.625%	7/15/33	2,700,000	2,712,268 (a)
Total Construction & Engineering				5,109,447
Ground Transportation — 0.5%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	1,950,000	1,929,442 (a)(b)
Machinery — 0.5%
Columbus McKinnon Corp., Senior Secured Notes	7.125%	2/1/33	610,000	615,078 (a)
Park-Ohio Industries Inc., Senior Secured Notes	8.500%	8/1/30	1,240,000	1,296,606 (a)
Total Machinery				1,911,684
Passenger Airlines — 1.3%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	3,380,000	3,410,440 (a)(b)
JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes	9.875%	9/20/31	1,370,000	1,193,536 (a)
Total Passenger Airlines				4,603,976
Trading Companies & Distributors — 2.7%
ADI Escrow Issuer LLC, Senior Notes	7.125%	7/15/34	620,000	633,605 (a)
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	650,000	665,586 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	1,910,000	$1,926,143 (a)(b)
EquipmentShare.com Inc., Secured Notes	7.125%	7/1/34	2,790,000	2,668,292 (a)(b)
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	790,000	815,382 (a)(b)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	1,060,000	1,094,636 (a)(b)
QXO Building Products Inc., Senior Notes	6.875%	7/15/34	1,060,000	1,062,389 (a)(b)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	810,000	820,459 (a)(b)
Total Trading Companies & Distributors				9,686,492
Transportation Infrastructure — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	400,000	410,296 (a)

Total Industrials				41,768,647
Information Technology — 7.1%
Communications Equipment — 1.5%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	5,010,000	5,261,650 (a)(b)
IT Services — 2.8%
APLD ComputeCo 3 LLC, Senior Secured Notes	7.000%	6/15/31	1,920,000	1,874,928 (a)(b)
APLD ComputeCo LLC, Senior Secured Notes	9.250%	12/15/30	2,530,000	2,690,772 (a)
Core Scientific Finance I LLC, Senior Secured Notes	7.750%	5/15/31	2,670,000	2,617,762 (a)(b)
CoreWeave Inc., Senior Notes	9.000%	2/1/31	2,870,000	2,594,319 (a)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	5.500%	5/15/33	480,000 EUR	543,907 (a)
Total IT Services				10,321,688
Semiconductors & Semiconductor Equipment — 0.4%
Qnity Electronics Inc., Senior Notes	6.250%	8/15/33	1,350,000	1,357,976 (a)(b)
Software — 2.3%
Cloud Software Group LLC, Secured Notes	9.000%	9/30/29	810,000	794,336 (a)(b)
Cloud Software Group LLC, Senior Secured Notes	8.250%	6/30/32	3,530,000	3,342,143 (a)(b)
Cloud Software Group LLC, Senior Secured Notes	6.625%	8/15/33	1,020,000	890,220 (a)
Fair Isaac Corp., Senior Notes	6.250%	9/15/34	1,250,000	1,208,471 (a)
Gen Digital Inc., Senior Notes	6.250%	4/1/33	850,000	837,352 (a)(b)
Oracle Corp., Senior Notes	6.000%	8/3/55	1,550,000	1,244,123
Total Software				8,316,645
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	530,000	529,774 (a)(b)
Diebold Nixdorf Inc., Senior Secured Notes	7.750%	3/31/30	10,000	10,406 (a)
Total Technology Hardware, Storage & Peripherals				540,180

Total Information Technology				25,798,139
Materials — 6.5%
Chemicals — 1.4%
ARC Falcon I Inc./Arclin USA LLC/New Arclin US Holding Corp., Senior Secured Notes	9.750%	3/1/33	2,820,000	2,657,170 (a)
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	660,000	677,189 (b)
Cerdia Finanz GmbH, Senior Secured Notes	9.375%	10/3/31	490,000	435,737 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	510,000	425,519 (d)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Chemicals — continued
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	710,000	$745,677 (a)
Total Chemicals				4,941,292
Metals & Mining — 5.1%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	3,483,877 (i)
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	580,000	583,483 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	1,520,000	1,583,193 (a)(b)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	5,800,000	6,033,786 (a)(b)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	760,000	774,733 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	2,130,000	2,062,469 (a)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,236,029 (i)
WS Escrow LLC, Senior Secured Notes	7.750%	6/1/33	810,000	838,562 (a)
Total Metals & Mining				18,596,132

Total Materials				23,537,424
Real Estate — 3.0%
Diversified REITs — 0.9%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	690,000	669,868
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	220,000 GBP	258,667
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	610,000	489,282
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Notes	8.625%	6/15/32	1,870,000	1,911,621 (a)
Total Diversified REITs				3,329,438
Health Care REITs — 0.4%
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	260,000	237,970
Diversified Healthcare Trust, Senior Secured Notes	7.250%	10/15/30	1,190,000	1,221,095 (a)(b)
Total Health Care REITs				1,459,065
Real Estate Management & Development — 0.6%
Add Hero Holdings Ltd., Senior Secured Notes	8.500%	9/30/29	294,005	1,617 *(c)(d)
Add Hero Holdings Ltd., Senior Secured Notes	9.000%	9/30/30	239,445	1,317 *(c)(d)
Add Hero Holdings Ltd., Senior Secured Notes	9.800%	9/30/31	316,072	1,738 *(c)(d)
China Aoyuan Group Ltd., Senior Notes, Step bond (0.000% to 9/30/31 then 1.000%)	0.000%	3/30/2173	414,893	3,112 (d)(f)
China Aoyuan Group Ltd., Senior Secured Notes (5.500% PIK)	5.500%	9/30/31	118,790	891 (d)(k)
Country Garden Holdings Co. Ltd., Senior Secured Notes (2.500% Cash or 5.000% PIK)	5.000%	12/31/32	536,130	60,178 (d)(k)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	330,000	345,364 (a)(b)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	1,580,000	1,620,303 (a)(b)
Total Real Estate Management & Development				2,034,520
Specialized REITs — 1.1%
Iron Mountain Inc., Senior Notes	7.000%	2/15/29	540,000	548,954 (a)(b)
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	670,000	644,408 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	2,280,000	2,298,931 (a)(b)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — continued
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	450,000	$450,078 (a)(b)
Total Specialized REITs				3,942,371

Total Real Estate				10,765,394
Utilities — 1.2%
Electric Utilities — 1.2%
Alpha Generation LLC, Senior Notes	6.750%	10/15/32	510,000	514,757 (a)
Eskom Holdings, Senior Notes	4.314%	7/23/27	1,210,000	1,199,349 (d)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	1,880,000	1,840,416 (a)(b)
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	930,000	918,873 (a)(b)

Total Utilities				4,473,395
Total Corporate Bonds & Notes (Cost — $377,247,803)				395,305,523
Sovereign Bonds — 12.7%
Angola — 0.9%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	2,200,000	2,251,429 (a)
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	860,000	893,863 (a)
Total Angola				3,145,292
Argentina — 0.9%
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	1,905,072	1,585,115 (a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	175,000	176,321 (a)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,640,000	1,612,612 (a)
Total Argentina				3,374,048
Bahamas — 0.9%
Bahamas Government International Bond, Senior Notes	9.000%	6/16/29	2,060,000	2,209,350 (a)
Bahamas Government International Bond, Senior Notes	6.950%	11/20/29	1,030,000	1,048,540 (a)
Total Bahamas				3,257,890
Bahrain — 0.6%

Bahrain Government International Bond, Senior Notes	6.000%	9/19/44	2,750,000	2,207,281 (a)
Brazil — 0.4%

Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	1,500,000	1,354,500 (b)
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	800,000	585,800
Colombia — 0.4%

Colombia Government International Bond, Senior Notes	4.125%	2/22/42	2,110,000	1,545,575
Costa Rica — 0.1%

Costa Rica Government International Bond, Senior Notes	7.158%	3/12/45	460,000	489,440 (a)
Dominican Republic — 0.9%

Dominican Republic International Bond, Senior Notes	4.500%	1/30/30	3,330,000	3,189,307 (a)
Ecuador — 0.5%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	570,000	566,010 (a)
Ecuador Government International Bond, Senior Notes	9.250%	1/29/39	710,000	708,225 (a)
Ecuador Government International Bond, Senior Notes, Step bond (5.500% to 7/31/27 then 6.000%)	5.500%	7/31/40	540,000	437,141 (a)
Total Ecuador				1,711,376
Egypt — 0.6%

Egypt Government International Bond, Senior Notes	7.625%	5/29/32	2,038,000	2,049,646 (d)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Guatemala — 0.0%††

Guatemala Government Bond, Senior Notes	5.375%	4/24/32	200,000	$198,000 (a)
Ivory Coast — 1.1%
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	2,750,000	2,671,744 (a)
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	1,370,000	1,286,254 (a)
Total Ivory Coast				3,957,998
Jordan — 0.7%

Jordan Government International Bond, Senior Notes	5.850%	7/7/30	2,540,000	2,543,142 (a)
Kenya — 0.4%

Republic of Kenya Government International Bond, Senior Notes	9.500%	3/5/36	1,500,000	1,549,524 (a)
Mexico — 0.4%

Mexico Government International Bond, Senior Notes	2.659%	5/24/31	1,500,000	1,322,250 (b)
Nigeria — 0.3%

Nigeria Government International Bond, Senior Notes	7.696%	2/23/38	1,130,000	1,154,380 (d)
Oman — 0.2%

Oman Government International Bond, Senior Notes	5.625%	1/17/28	800,000	805,747 (a)
Panama — 0.5%

Panama Government International Bond, Senior Notes	2.252%	9/29/32	2,110,000	1,742,860
Philippines — 0.0%††

Philippine Government International Bond, Senior Notes	3.200%	7/6/46	200,000	131,389
Qatar — 0.0%††

Qatar Government International Bond, Senior Notes	3.750%	4/16/30	200,000	192,975 (a)
Saudi Arabia — 0.2%

Saudi Government International Bond, Senior Notes	3.250%	10/26/26	700,000	698,696 (a)
South Africa — 0.6%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	800,000	766,502 (a)
Republic of South Africa Government International Bond, Senior Notes	6.250%	3/8/41	1,500,000	1,408,390 (b)
Total South Africa				2,174,892
Turkey — 0.9%
Turkiye Government International Bond, Senior Notes	5.125%	2/17/28	1,400,000	1,383,996 (b)
Turkiye Government International Bond, Senior Notes	4.875%	4/16/43	2,400,000	1,747,651 (b)
Total Turkey				3,131,647
Ukraine — 0.1%
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/30	20,726	15,231 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/34	77,450	44,165 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/34	75,885	53,106 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/35	65,450	39,266 (a)
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/35	132,798	91,735 (a)
Ukraine Government International Bond, Senior Notes, Step bond (0.000% to 2/1/27 then 3.000%)	0.000%	2/1/36	54,542	32,823 (a)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Ukraine — continued
Ukraine Government International Bond, Senior Notes, Step bond (4.500% to 2/1/27 then 6.000%)	4.500%	2/1/36	170,740	$116,633 (a)
Total Ukraine				392,959
United Arab Emirates — 0.2%

Abu Dhabi Government International Bond, Senior Notes	3.125%	10/11/27	850,000	836,411 (a)
Uruguay — 0.7%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	89,000,000 UYU	2,453,005

Total Sovereign Bonds (Cost — $41,551,258)				46,196,030
Senior Loans — 11.3%
Communication Services — 1.5%
Entertainment — 1.0%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.231%	6/3/33	1,765,385	1,768,880 (e)(l)(m)
OAK-Eagle Acquireco Inc., Term Loan B	—	3/24/33	1,750,000	1,762,801 (n)
Total Entertainment				3,531,681
Media — 0.5%
Diamond Sports Net LLC, First Lien Exit Term Loan	12.000%	1/3/28	1,828,701	374,884 (k)(l)(m)
Ziggo Financing Partnership, Advance Term Loan Facility N (6 mo. Term SOFR + 3.220%)	6.912%	1/15/33	1,770,000	1,611,072 (e)(l)(m)
Total Media				1,985,956

Total Communication Services				5,517,637
Consumer Discretionary — 2.2%
Automobile Components — 1.3%
ABC Technologies Inc., Term Loan B	11.981-11.982%	1/2/40	2,066,819	2,009,981 (e)(h)(l)(m)
Autokiniton US Holdings Inc., 2024 Replacement Term Loan B (1 mo. Term SOFR + 4.114%)	7.845%	4/6/28	1,415,878	1,417,159 (e)(l)(m)
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.231%	5/6/30	1,207,839	1,212,067 (e)(l)(m)
Total Automobile Components				4,639,207
Diversified Consumer Services — 0.3%
WW International Inc., Take-Back Term Loan (3 mo. Term SOFR + 6.800%)	10.528%	6/24/30	1,347,707	1,002,991 (e)(l)(m)
Hotels, Restaurants & Leisure — 0.3%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	930,000	935,115 (n)
Specialty Retail — 0.3%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	1,296,750	1,295,505 (e)(l)(m)

Total Consumer Discretionary				7,872,818
Financials — 1.8%
Banks — 0.4%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.731%	11/24/32	1,466,269	1,438,322 (e)(l)(m)
Capital Markets — 0.1%
Edelman Financial Engines Center LLC, Term Loan B (1 mo. Term SOFR + 4.000%)	7.731%	12/1/31	440,000	442,323 (e)(l)(m)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Finance — 0.5%
Blackhawk Network Holdings Inc., Term Loan B2 (3 mo. Term SOFR + 3.500%)	7.232%	3/12/29	1,783,827	$1,780,063 (e)(l)(m)
Financial Services — 0.2%
Nexus Buyer LLC, Amendment No. 9 Refinancing Term Loan (1 mo. Term SOFR + 3.500%)	7.231%	7/31/31	638,670	620,052 (e)(l)(m)
Nexus Buyer LLC, Amendment No. 10 Term Loan (1 mo. Term SOFR + 4.000%)	7.731%	7/31/31	387,075	379,738 (e)(l)(m)
Total Financial Services				999,790
Insurance — 0.6%
Acrisure LLC, 2024 Repricing Term Loan B6	—	11/6/30	300,000	275,400 (n)
Asurion LLC, New Term Loan B14 (3 mo. Term SOFR + 3.750%)	7.573%	2/23/33	1,047,375	983,878 (e)(l)(m)
Broadstreet Partners Inc., 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.231%	6/13/31	866,092	853,032 (e)(l)(m)
Total Insurance				2,112,310

Total Financials				6,772,808
Health Care — 1.0%
Health Care Providers & Services — 0.6%
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 3.750%)	7.503%	5/16/31	982,538	939,551 (e)(l)(m)
TEAM Services Holding Inc., Initial Term Loan (3 mo. Term SOFR + 5.250%)	8.982%	3/31/33	1,360,000	1,353,690 (e)(l)(m)
Total Health Care Providers & Services				2,293,241
Health Care Technology — 0.4%
AthenaHealth Group Inc., Fourth Amendment Term Loan (1 mo. Term SOFR + 3.250%)	6.981%	2/17/32	867,808	863,019 (e)(l)(m)
MPH Acquisition Holdings LLC, First Out Term Loan (3 mo. Term SOFR + 3.750%)	7.573%	12/31/30	78,912	79,129 (e)(l)(m)
MPH Acquisition Holdings LLC, Second Out Term Loan (3 mo. Term SOFR + 4.862%)	8.684%	12/31/30	654,135	566,291 (e)(l)(m)
Total Health Care Technology				1,508,439

Total Health Care				3,801,680
Industrials — 1.7%
Aerospace & Defense — 0.7%
TransDigm Inc., Term Loan J (1 mo. Term SOFR + 2.500%)	6.231%	2/28/31	2,443,875	2,449,826 (e)(l)(m)
Electrical Equipment — 0.1%
Osmose Utilities Services Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 3.364%)	7.095%	6/23/28	457,598	457,527 (e)(l)(m)
Machinery — 0.7%
TK Elevator Midco GmbH, USD Term Loan B (6 mo. Term SOFR + 2.750%)	6.704%	4/30/30	2,438,198	2,450,804 (e)(l)(m)
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	11/17/26	1,378,565	385,998 *(c)(h)
Spirit Airlines LLC, Contingent DIP Facility Initial Term Loan	—	11/17/26	525,214	10,504 *(c)(h)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	217,416	206,545 (e)(h)(k)(l)(m)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	53,920	$51,225 (e)(h)(k)(l)(m)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.659%	9/14/26	106,495	101,170 (e)(h)(k)(l)(m)
Total Passenger Airlines				755,442

Total Industrials				6,113,599
Information Technology — 2.7%
Semiconductors & Semiconductor Equipment — 2.0%
VCI Asset Holdings 1 LLC, Term Loan	10.000%	11/20/30	2,851,579	3,040,496 (l)(m)
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	3,048,825	3,155,534 (l)(m)
VCI Asset Holdings 3 LLC, Term Loan	6.875%	4/24/30	1,187,500	1,214,219 (h)(l)(m)
Total Semiconductors & Semiconductor Equipment				7,410,249
Software — 0.7%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.581%	10/8/28	736,146	653,793 (e)(l)(m)
CoreWeave Compute Acquisition Co. IV LLC, Additional Delayed Draw Term Loan	8.140-8.143%	11/15/31	530,000	530,331 (e)(l)(m)(o)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	10.731%	2/19/29	500,000	422,855 (e)(l)(m)
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.250%)	8.073%	7/1/31	815,475	757,886 (e)(l)(m)
Total Software				2,364,865

Total Information Technology				9,775,114
Materials — 0.4%
Chemicals — 0.4%
Hexion Holdings Corp., 2024 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	7.724%	3/15/29	1,369,745	1,346,918 (e)(l)(m)

Total Senior Loans (Cost — $44,120,121)				41,200,574
Asset-Backed Securities — 6.7%
720 East CLO Ltd., 2025-7A E (3 mo. Term SOFR + 4.750%)	8.479%	4/20/37	520,000	514,978 (a)(e)
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.479%	10/20/34	490,000	478,620 (a)(e)
Apex Credit CLO Ltd., 2019-2A ERR (3 mo. Term SOFR + 7.670%)	11.337%	1/25/38	1,260,000	999,716 (a)(e)
Apidos CLO Ltd., 2024-48AR D2R (3 mo. Term SOFR + 4.000%)	7.751%	7/25/39	1,520,000	1,521,626 (a)(e)(g)(p)
Arini US CLO Ltd., 3A E (3 mo. Term SOFR + 5.250%)	9.003%	1/15/39	370,000	372,723 (a)(e)
Balboa Bay Loan Funding Ltd., 2024-2A E (3 mo. Term SOFR + 5.750%)	9.479%	1/20/38	850,000	858,234 (a)(e)
Bear Mountain Park CLO Ltd., 2022-1A ER (3 mo. Term SOFR + 5.950%)	9.703%	7/15/37	1,170,000	1,064,839 (a)(e)
CIFC Funding Ltd., 2021-1A D1R (3 mo. Term SOFR + 3.150%)	6.960%	7/25/37	500,000	501,952 (a)(e)
CIFC Funding Ltd., 2022-2A ER (3 mo. Term SOFR + 4.750%)	8.479%	4/19/35	470,000	453,796 (a)(e)
Elevation CLO Ltd., 2016-5A ERR (3 mo. Term SOFR + 7.580%)	11.390%	1/25/38	1,200,000	1,122,178 (a)(e)
Galaxy CLO Ltd., 2025-36A E (3 mo. Term SOFR + 4.900%)	8.653%	10/15/38	1,540,000	1,524,586 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
HalseyPoint CLO Ltd., 2019-1A FR (3 mo. Term SOFR + 10.730%)	14.459%	10/20/37	1,520,000	$1,326,593 (a)(e)
Jamestown CLO Ltd., 2016-9A CR3 (3 mo. Term SOFR + 3.250%)	7.060%	7/25/34	580,000	576,495 (a)(e)
Katayma CLO Ltd., 2024-2A D (3 mo. Term SOFR + 4.500%)	8.229%	4/20/37	1,100,000	1,107,653 (a)(e)
Magnetite Ltd., 2019-24A ER (3 mo. Term SOFR + 6.400%)	10.153%	4/15/35	300,000	301,043 (a)(e)
Magnetite Ltd., 2020-26A ER2 (3 mo. Term SOFR + 4.700%)	8.510%	1/25/38	1,610,000	1,593,809 (a)(e)
Magnetite Ltd., 2025-50A E (3 mo. Term SOFR + 4.800%)	8.610%	7/25/38	1,030,000	1,027,428 (a)(e)
Man US CLO Ltd., 2021-1A ER (3 mo. Term SOFR + 7.300%)	10.997%	10/15/38	920,000	922,300 (a)(e)(p)
MidOcean Credit CLO LLC, 2025-18A E (3 mo. Term SOFR + 5.400%)	9.129%	10/18/35	760,000	762,326 (a)(e)
Obra CLO Ltd., 2026-5A D1 (3 mo. Term SOFR + 2.850%)	6.601%	10/20/39	950,000	951,016 (a)(e)(p)
Ocean Trails CLO Ltd., 2023-14A ER (3 mo. Term SOFR + 6.340%)	10.069%	1/20/38	1,420,000	1,323,446 (a)(e)
OFSI BSL CLO Ltd., 2024-13A ER (3 mo. Term SOFR + 6.780%)	10.509%	7/20/39	520,000	495,250 (a)(e)
Palmer Square CLO Ltd., 2022-3A D1R (3 mo. Term SOFR + 2.950%)	6.679%	7/20/37	310,000	308,063 (a)(e)
Pixley Park CLO Ltd., 2024-1A E (3 mo. Term SOFR + 5.000%)	8.753%	1/15/37	670,000	643,316 (a)(e)
Rockford Tower CLO Ltd., 2022-2A ER2 (3 mo. Term SOFR + 6.840%)	10.569%	3/20/38	250,000	232,349 (a)(e)
Silver Point CLO Ltd., 2026-18A D1 (3 mo. Term SOFR + 3.000%)	6.751%	7/15/39	1,200,000	1,201,242 (a)(e)(p)
Venture CLO Ltd., 2021-43A D (3 mo. Term SOFR + 3.732%)	7.485%	4/15/34	1,250,000	1,172,121 (a)(e)
Whitebox CLO Ltd., 2023-4A ER2 (3 mo. Term SOFR + 5.150%)	8.906%	7/20/39	840,000	840,794 (a)(e)

Total Asset-Backed Securities (Cost — $24,739,565)				24,198,492
Collateralized Mortgage Obligations(q) — 4.7%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	6.796%	9/15/34	1,000,000	987,037 (a)(e)
BANK, 2021-BN35 H	1.664%	6/15/64	890,000	371,755 (a)(e)
BANK, 2021-BN35 K	1.664%	6/15/64	1,846,154	708,100 (a)(e)
BANK, 2022-BNK41 E	2.500%	4/15/65	2,100,000	1,361,195 (a)
BX Commercial Mortgage Trust, 2025-SPOT E (1 mo. Term SOFR + 3.690%)	7.367%	4/15/40	1,258,364	1,262,726 (a)(e)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	4,982	4,885 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA3 B2 (30 Day Average SOFR + 6.250%)	9.866%	10/25/33	1,430,000	1,822,319 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	7.616%	1/25/44	2,000,000	2,115,169 (a)(e)
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	1,500,000	1,533,090 (a)(e)
KIND Trust, 2021-KIND C (1 mo. Term SOFR + 1.864%)	5.550%	8/15/38	1,487,782	1,487,837 (a)(e)
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(q) — continued
Morgan Stanley Capital I Trust, 2015-UBS8 C	4.376%	12/15/48	116,666	$114,685 (e)
Morgan Stanley Capital I Trust, 2016-BNK2 B	3.485%	11/15/49	1,020,000	955,761
SLG Office Trust, 2021-OVA F	2.851%	7/15/41	2,119,000	1,750,270 (a)
SMRT, 2022-MINI D (1 mo. Term SOFR + 1.950%)	5.627%	1/15/39	1,500,000	1,499,412 (a)(e)
WB Commercial Mortgage Trust, 2024-HQ D	8.011%	3/15/40	1,050,000	1,038,572 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $15,609,192)				17,012,813
			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.712%		49,756	1,247,383 (e)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		15,711	357,582 (e)
MFA Financial Inc., Non Voting Shares (3 mo. Term SOFR + 5.607%)	9.358%		28,683	665,159 (e)

Total Preferred Stocks (Cost — $2,317,413)				2,270,124
Common Stocks — 0.4%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Altice France Luxco			41,756	813,389 *

Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC			422	6 *(r)
Spirit Aviation Holdings Inc.			72,692	1,091 *

Total Industrials				1,097
Information Technology — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
VCI Asset Holdings 2 LLC			591,327	585,414 *(g)(h)

Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd.			103,724	516 *(g)
Country Garden Holdings Co. Ltd.			4,350	94 *(g)

Total Real Estate				610
Total Common Stocks (Cost — $1,614,626)				1,400,510
		Maturity Date	Face Amount†
Convertible Bonds & Notes — 0.3%
Communication Services — 0.2%
Media — 0.2%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	241,173	635,558 (k)

Industrials — 0.1%
Aerospace & Defense — 0.1%
AeroVironment Inc., Senior Notes	0.000%	7/15/30	77,000	70,051
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
Voyager Technologies Inc., Senior Notes	0.750%	11/15/30	170,000	$189,635 (a)

Total Industrials				259,686
Real Estate — 0.0%††
Real Estate Management & Development — 0.0%††
China Aoyuan Group Ltd., Senior Notes	0.000%	9/30/28	37,080	278 (d)
Country Garden Holdings Co. Ltd., Senior Notes	0.000%	12/31/31	1,088,944	72,687 (d)

Total Real Estate				72,965
Total Convertible Bonds & Notes (Cost — $707,260)				968,209
		Expiration Date	Rights
Rights — 0.0%††
Communication Services — 0.0%††
Diversified Telecommunication Services — 0.0%††
Altice France Luxco (Cost — $0)		—	3,904	61,901 *
			Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $628,730)		3/12/30	51,648	775 *(a)(g)(r)
Total Investments — 145.6% (Cost — $508,535,968)				528,614,951
Liabilities in Excess of Other Assets — (45.6)%				(165,433,181)
Total Net Assets — 100.0%				$363,181,770

See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2026
 Western Asset High Income Fund II Inc.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(c)	The coupon payment on this security is currently in default as of July 31, 2026.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(j)	Value is less than $1.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	All or a portion of this loan has not settled as of July 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(o)
All or a portion of this loan is unfunded as of July 31, 2026. The interest rate for fully unfunded term loans is to be determined. At July 31, 2026, the total principal amount and market value of unfunded commitments totaled $300,219 and $300,407, respectively.

(p)	Securities traded on a when-issued or delayed delivery basis.
(q)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(r)	Restricted security (Note 3).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
GBP	—	British Pound
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At July 31, 2026, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	4.160%	6/10/2026	9/9/2026	$6,668,561	Corporate Bonds & Notes	$7,298,852
Goldman Sachs Group Inc.	4.250%	12/12/2025	TBD***	2,350,312	Corporate Bonds & Notes Cash	3,275,598 110,000
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

 Western Asset High Income Fund II Inc.
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Royal Bank of Canada	4.240%	5/27/2026	8/26/2026	$6,425,747	Corporate Bonds & Notes	$6,560,344
				$15,444,620		$17,244,794

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2026.

At July 31, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,092,617	EUR	953,029	BNP Paribas SA	10/16/26	$(9,730)
GBP	2,741,042	USD	3,671,705	Citibank N.A.	10/16/26	22,543
USD	3,056,005	GBP	2,288,490	Citibank N.A.	10/16/26	(28,315)
EUR	25,344	USD	29,126	Goldman Sachs Group Inc.	10/16/26	189
Net unrealized depreciation on open forward foreign currency contracts						$(15,313)

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$72,532,793	$933,451	$73,466,244
Financials	—	44,082,436	0 *	44,082,436
Other Corporate Bonds & Notes	—	277,756,843	—	277,756,843
Sovereign Bonds	—	46,196,030	—	46,196,030
Senior Loans:
Consumer Discretionary	—	5,862,837	2,009,981	7,872,818
Industrials	—	5,358,157	755,442	6,113,599
Information Technology	—	8,560,895	1,214,219	9,775,114
Other Senior Loans	—	17,439,043	—	17,439,043
Asset-Backed Securities	—	24,198,492	—	24,198,492
Collateralized Mortgage Obligations	—	17,012,813	—	17,012,813
Preferred Stocks	$2,270,124	—	—	2,270,124
Common Stocks:
Industrials	1,091	6	—	1,097
Information Technology	—	—	585,414	585,414
Other Common Stocks	—	813,999	—	813,999
Convertible Bonds & Notes	—	968,209	—	968,209
Rights	—	61,901	—	61,901
Warrants	—	775	—	775
Total Investments	$2,271,215	$520,845,229	$5,498,507	$528,614,951
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$22,732	—	$22,732
Total	$2,271,215	$520,867,961	$5,498,507	$528,637,683
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$38,045	—	$38,045

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset High Income Fund II Inc. 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of April 30, 2026	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$964,157	$681	—	$(31,387)	—
Financials	0 *	—	—	0 *	—
Senior Loans:
Consumer Discretionary	1,989,499	2,798	—	17,684	—
Financials	441,100	103	—	1,120	—
Industrials	630,858	364,483	—	(607,991)	$11,194
Information Technology	1,270,215	537	$597	5,370	—
Common Stocks:
Information Technology	623,850	—	—	(38,436)	—
Total	$5,919,679	$368,602	$597	$(653,640)	$11,194

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of July 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2026[1]
Corporate Bonds & Notes:
Energy	—	—	—	$933,451	$(31,387)
Financials	—	—	—	0 *	0 *
Senior Loans:
Consumer Discretionary	—	—	—	2,009,981	17,684
Financials	—	—	$(442,323)	—	—
Industrials	$(22,945)	$379,843	—	755,442	(607,991)
Information Technology	(62,500)	—	—	1,214,219	5,370
Common Stocks:
Information Technology	—	—	—	585,414	(38,436)
Total	$(85,445)	$379,843	$(442,323)	$5,498,507	$(654,760)

*	Amount represents less than $1.
[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]
Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2026. The following transactions were effected

Western Asset High Income Fund II Inc. 2026 Quarterly Report

in such company for the period ended July 31, 2026.

	Affiliate Value at April 30, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$32,754,743	32,754,743	$32,754,743	32,754,743

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$17,646	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 7/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	422	3/25	$5,137	$6	$0.01	0.00%(a)
Spirit Airlines LLC, Warrants	51,648	3/25	628,730	775 (b)	0.02	0.00 (a)
Total			$633,867	$781		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset High Income Fund II Inc. 2026 Quarterly Report